Accounts Receivable	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable	Accounts Receivable

Accounting Policy

Accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date.

Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. The Company has adopted the simplified approach. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses. Changes in the allowance for expected credit losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss). Accounts receivables are written off when they are deemed uncollectible.

	Notes	March 31, 2026	March 31, 2025
		$	$
Trade receivables, net (1)	22(a)	41,965	35,018
Sales taxes receivable		—	3,087
Lease receivable	22(a)	1,588	1,585
Other receivables		1,025	2,780
		44,578	42,470
(1)    Refer to (Note 22(a)) for expected credit risk loss provisions.